Short-Term and Long-Term Bank Loans (Short-Term Loans Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property plant and equipment, Land use right	$ 17,345	105,000	110,000	150,000
Bills receivable	0	0	0	0
Guarantee company	1,652	10,000	10,000	10,000
Restricted cash	0	0	0	18,501
Loans outstanding	$ 18,997	115,000	120,000	178,501